Derivative Financial Instruments - Effect of Derivative Instruments on Consolidated Statements of Income (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated other comprehensive income (loss), reclassified	$ 7	$ 4
Amount of gain (loss) recognized in income on derivative (ineffective portion)
Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	13	3
Scenario, Forecast [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated other comprehensive income (loss), reclassified	$ (19)